Fair Value - Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value measurement of assets [line items]
Beginning balance	¥ 1,118,962
Ending balance	1,197,725	¥ 1,118,962
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	85,235
Ending balance	69,751	85,235
Measured at fair value on a recurring basis [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	789,633
Ending balance	871,150	789,633
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	160,594
Ending balance	125,562	160,594
Measured at fair value on a recurring basis [member] | Level 3 [member] | Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	5,700	4,648
Profit or loss	(723)	678
Other comprehensive income
Purchases
Sales
Transfer to level 1 due to listing
Exchange differences on translating foreign operations	829	374
Other
Ending balance	5,806	5,700
Unrealized gains or losses included in profit or loss on assets held	(723)	678
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	5,074	4,773
Profit or loss	145	(136)
Other comprehensive income	(4,625)
Purchases	4,625
Sales	(1,156)
Transfer to level 1 due to listing
Exchange differences on translating foreign operations	479	437
Other
Ending balance	4,542	5,074
Unrealized gains or losses included in profit or loss on assets held	145	(136)
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	149,820	133,038
Profit or loss
Other comprehensive income	(47,742)	9,156
Purchases	7,535	10,029
Sales	(160)	(1,144)
Transfer to level 1 due to listing		(1,551)
Exchange differences on translating foreign operations	1,408	292
Other	4,353
Ending balance	115,214	149,820
Unrealized gains or losses included in profit or loss on assets held